Assets Held for Sale - Narrative (Details) - Assets Held for Sale $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Long-Lived Asset Impairment
Impairment of long lived assets	$ 5.1
Products Sales Business
Long-Lived Asset Impairment
Total assets associated with planned disposition	$ 20.5